Pay vs Performance Disclosure - USD ($)	2 Months Ended	4 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	May 07, 2020	Dec. 31, 2020	Nov. 03, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the “compensation actually paid” (the “CAP”) for the named executive officers and certain of the Company’s financial performance measures. The CAP for the named executive officers as reported in this section of this Proxy Statement does not reflect the actual amount of compensation earned by or paid to the named executive officers, but is a calculation derived from the total compensation reported for each named executive officer in the Summary Compensation Table (“SCT”) of this Proxy Statement, as adjusted pursuant to the requirements of Item 402(v) of Regulation S-K. See the “Compensation Discussion and Analysis” section of this Proxy Statement for a discussion of our philosophy on pay-for-performance.
Required Pay Versus Performance Table
The following table discloses information on the CAP for our principal executive officers and (on average) for our other named executive officers (the “non-PEO NEOs”) during the specified years alongside total shareholder return (“TSR”) and net income metrics, as well as the Company-selected measure of Adjusted EBITDA. See footnote 1 to the table for a discussion of the identities of the principal executive officers. Adjusted EBITDA, a non-GAAP financial measure, is defined on page 37 of this Proxy Statement and was a key metric used in our EIC Plan for 2023, as described in more detail beginning on page 36 herein.
Year	Summary Compensation Table Total for PEOs(1)		Compensation Actually Paid to PEOs(2)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:
	PEO ($)	Former PEO ($)	PEO ($)	Former PEO ($)			Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)(6)	Adjusted EBITDA ($)(7)
2023	1,657,628	5,932,568	1,916,545	2,844,870	1,695,761	1,092,306	75.06	130.87	60,327	561,603
2022	—	2,788,885	—	2,359,686	1,580,889	1,155,190	110.74	97.55	198,581	640,788
2021	—	2,600,153	(94,760)	2,250,495	1,264,304	1,060,692	125.23	120.41	231,420	541,101
2020	1,929,149	2,422,524	1,806,261	3,749,244	1,397,744	2,160,832	133.59	106.29	32,115	496,972
(1)
The dollar amounts in these columns are the amounts reported in the “Total” column of the SCT for Richard F. Corrado, who was our Chief Executive Officer and principal executive officer (the “Former PEO”) from May 7, 2020 until November 3, 2023, and Joseph C. Hete, who since November 6, 2023 has been our Chief Executive Officer and principal executive officer and who also served in such position from January 1, 2020 through May 7, 2020 (the “PEO”). For clarity, Mr. Hete’s compensation for his prior service (in 2020) as PEO is included in the “PEO” column and not in the “Former PEO” column.

(2)
The dollar amounts in these columns represent the CAP for Mr. Corrado and Mr. Hete, calculated in accordance with SEC rules. Only compensation for those periods during which Mr. Corrado and Mr. Hete served as the principal executive officer is included in the Pay Versus Performance table. The determination of CAP in accordance with Item 402(v) of Regulation S-K requires the following adjustments to the amounts reported in the “Total” column of the SCT.

PEO - Reconciliation of SCT Total to CAP
Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in Actuarial Present Value of Pension Benefits ($)(c)	CAP for PEO ($)
2023	1,657,628	(1,309,976)	1,568,893	—	1,916,545
2022	—	—	—	—	—
2021	—	—	(94,760)	—	(94,760)
2020	1,929,149	(1,231,954)	1,109,066	—	1,806,261
Former PEO - Reconciliation of SCT Total to CAP
Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in Actuarial Present Value of Pension Benefits ($)(c)	CAP for Former PEO ($)
2023	5,932,568	(2,611,410)	(476,288)	—	2,844,870
2022	2,788,885	(960,180)	530,981	—	2,359,686
2021	2,600,153	(975,116)	625,458	—	2,250,495
2020	2,422,524	(846,496)	2,173,216	—	3,749,244
(a)	The amounts shown reflect the amounts reported in the “Stock Awards” column of the SCT for the applicable year.
(b)	The required equity award adjustments for each year presented include the addition or subtraction, as applicable, of the following:
(A)	For equity awards granted during the applicable year and which are still outstanding and unvested as of the end of the year, the year-end fair value of such awards;
(B)
For equity awards granted during prior years that were still outstanding and unvested as of the applicable year-end, the change in fair value of such awards as of the applicable year-end compared from the prior year-end;

(C)	For equity awards granted and vested in the same applicable year, the fair value as of the vesting date;
(D)	For equity awards granted in prior years that vested during the applicable year, the amount equal to the change in fair value as of the vesting date from the prior year-end;
(E)	For any awards granted during prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the fair value at the prior year-end; and
(F)
The fair value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The specific calculations for each of Mr. Corrado and Mr. Hete for the relevant years are shown in the tables below.
PEO - CAP Equity Awards Adjustment Calculation
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	1,568,893	—	—	—	—	—	1,568,893
2022	—	—	—	—	—	—	—
2021	—	—	—	(94,760)	—	—	(94,760)
2020	—	172,101	1,021,684	472,380	(557,099)	—	1,109,066
Former PEO - CAP Equity Awards Adjustment Calculation
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	—	(764,135)	1,074,210	(286,585)	(499,778)	—	(476,288)
2022	842,381	(125,485)	—	(185,915)	—	—	530,981
2021	1,102,910	(244,364)	—	(233,088)	—	—	625,458
2020	1,666,927	300,007	—	206,282	—	—	2,173,216
(c)
The SEC rules also require CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our executives who participate in the SERP and the RIP ceased accruing service credit under those plans when they were frozen on April 14, 2009 and January 11, 2010, respectively. For this reason, there is no longer service cost or prior service cost and no adjustment is required for this element

(3)
These amounts reflect the average of the amounts reported in the “Total” column of the SCT for the Non-PEO NEOs for each year reported. The Non-PEO NEOs for each year reported are Messrs. Berger, Koharik, Payne and Turner.

(4)
The dollar amounts in these columns represent the average CAP for the Non-PEO NEOs, calculated in accordance with SEC rules. The determination of the average CAP for the Non-PEO NEOs in accordance with Item 402(v) of Regulation S-K requires the following adjustments to the amounts reported in the “Total” column of the SCT:

Non-PEO NEOs - Reconciliation of Average SCT Total to Average CAP Total
Year	Average Reported SCT Total ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Reported Change in Actuarial Present Value of Pension Benefits ($)(c)	Average CAP ($)
2023	1,695,761	(869,043)	267,298	(1,710)	1,092,306
2022	1,580,889	(720,135)	462,465	(168,029)	1,155,190
2021	1,264,304	(472,904)	275,568	(6,276)	1,060,692
2020	1,397,744	(464,817)	1,227,905	—	2,160,832
(a)	The amounts shown reflect the average amounts reported in the “Stock Awards” column of the SCT for the non-PEO NEOs for the applicable year.
(b)
The required equity award adjustments for each year presented were calculated using the same methodology applied to the adjustments described in footnote (2)(b)(A)-(F) above. The specific calculations for the non-PEO NEOs for the relevant years are shown in the table below.

Non-PEO NEOs - CAP Average of Equity Awards Adjustment Calculation
Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	689,333	(284,035)	—	(138,001)	—	—	267,298
2022	631,785	(60,856)	—	(108,464)	—	—	462,465
2021	534,878	(137,853)	—	(121,457)	—	—	275,568
2020	915,319	161,006	—	151,580	—	—	1,227,905
(c)
The amounts shown reflect the decrease in the actuarial present value for the SERP and the RIP. The SEC rules also require the CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our executives who participate in the SERP and the RIP ceased accruing service credit under those plans when they were frozen on April 14, 2009 and January 11, 2010, respectively. For this reason, there is no longer service cost or prior service cost and no adjustment is required for this element.

(5)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the NASDAQ Transportation Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The peer group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 34.

(6)	Reflects our net income as presented in accordance with GAAP for each of the years shown.
(7)
While we use numerous financial and non-financial performance measures for the purpose of evaluating performance under our compensation programs, we have determined that Adjusted EBITDA is the financial measure that in our assessment, represents for 2023 the most important performance measure used by us to link CAP to our PEOs and Non-PEO NEOs to our performance.

Company Selected Measure Name					Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts in these columns are the amounts reported in the “Total” column of the SCT for Richard F. Corrado, who was our Chief Executive Officer and principal executive officer (the “Former PEO”) from May 7, 2020 until November 3, 2023, and Joseph C. Hete, who since November 6, 2023 has been our Chief Executive Officer and principal executive officer and who also served in such position from January 1, 2020 through May 7, 2020 (the “PEO”). For clarity, Mr. Hete’s compensation for his prior service (in 2020) as PEO is included in the “PEO” column and not in the “Former PEO” column.

(3)
These amounts reflect the average of the amounts reported in the “Total” column of the SCT for the Non-PEO NEOs for each year reported. The Non-PEO NEOs for each year reported are Messrs. Berger, Koharik, Payne and Turner.

Peer Group Issuers, Footnote
(5)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the NASDAQ Transportation Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The peer group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 34.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts in these columns represent the CAP for Mr. Corrado and Mr. Hete, calculated in accordance with SEC rules. Only compensation for those periods during which Mr. Corrado and Mr. Hete served as the principal executive officer is included in the Pay Versus Performance table. The determination of CAP in accordance with Item 402(v) of Regulation S-K requires the following adjustments to the amounts reported in the “Total” column of the SCT.

PEO - Reconciliation of SCT Total to CAP
Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in Actuarial Present Value of Pension Benefits ($)(c)	CAP for PEO ($)
2023	1,657,628	(1,309,976)	1,568,893	—	1,916,545
2022	—	—	—	—	—
2021	—	—	(94,760)	—	(94,760)
2020	1,929,149	(1,231,954)	1,109,066	—	1,806,261
Former PEO - Reconciliation of SCT Total to CAP
Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in Actuarial Present Value of Pension Benefits ($)(c)	CAP for Former PEO ($)
2023	5,932,568	(2,611,410)	(476,288)	—	2,844,870
2022	2,788,885	(960,180)	530,981	—	2,359,686
2021	2,600,153	(975,116)	625,458	—	2,250,495
2020	2,422,524	(846,496)	2,173,216	—	3,749,244
(a)	The amounts shown reflect the amounts reported in the “Stock Awards” column of the SCT for the applicable year.
(b)	The required equity award adjustments for each year presented include the addition or subtraction, as applicable, of the following:
(A)	For equity awards granted during the applicable year and which are still outstanding and unvested as of the end of the year, the year-end fair value of such awards;
(B)
For equity awards granted during prior years that were still outstanding and unvested as of the applicable year-end, the change in fair value of such awards as of the applicable year-end compared from the prior year-end;

(C)	For equity awards granted and vested in the same applicable year, the fair value as of the vesting date;
(D)	For equity awards granted in prior years that vested during the applicable year, the amount equal to the change in fair value as of the vesting date from the prior year-end;
(E)	For any awards granted during prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the fair value at the prior year-end; and
(F)
The fair value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The specific calculations for each of Mr. Corrado and Mr. Hete for the relevant years are shown in the tables below.
PEO - CAP Equity Awards Adjustment Calculation
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	1,568,893	—	—	—	—	—	1,568,893
2022	—	—	—	—	—	—	—
2021	—	—	—	(94,760)	—	—	(94,760)
2020	—	172,101	1,021,684	472,380	(557,099)	—	1,109,066
Former PEO - CAP Equity Awards Adjustment Calculation
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	—	(764,135)	1,074,210	(286,585)	(499,778)	—	(476,288)
2022	842,381	(125,485)	—	(185,915)	—	—	530,981
2021	1,102,910	(244,364)	—	(233,088)	—	—	625,458
2020	1,666,927	300,007	—	206,282	—	—	2,173,216
(c)
The SEC rules also require CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our executives who participate in the SERP and the RIP ceased accruing service credit under those plans when they were frozen on April 14, 2009 and January 11, 2010, respectively. For this reason, there is no longer service cost or prior service cost and no adjustment is required for this element

Non-PEO NEO Average Total Compensation Amount					$ 1,695,761	$ 1,580,889	$ 1,264,304	$ 1,397,744
Non-PEO NEO Average Compensation Actually Paid Amount					$ 1,092,306	1,155,190	1,060,692	2,160,832
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts in these columns represent the average CAP for the Non-PEO NEOs, calculated in accordance with SEC rules. The determination of the average CAP for the Non-PEO NEOs in accordance with Item 402(v) of Regulation S-K requires the following adjustments to the amounts reported in the “Total” column of the SCT:

Non-PEO NEOs - Reconciliation of Average SCT Total to Average CAP Total
Year	Average Reported SCT Total ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Reported Change in Actuarial Present Value of Pension Benefits ($)(c)	Average CAP ($)
2023	1,695,761	(869,043)	267,298	(1,710)	1,092,306
2022	1,580,889	(720,135)	462,465	(168,029)	1,155,190
2021	1,264,304	(472,904)	275,568	(6,276)	1,060,692
2020	1,397,744	(464,817)	1,227,905	—	2,160,832
(a)	The amounts shown reflect the average amounts reported in the “Stock Awards” column of the SCT for the non-PEO NEOs for the applicable year.
(b)
The required equity award adjustments for each year presented were calculated using the same methodology applied to the adjustments described in footnote (2)(b)(A)-(F) above. The specific calculations for the non-PEO NEOs for the relevant years are shown in the table below.

Non-PEO NEOs - CAP Average of Equity Awards Adjustment Calculation
Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	689,333	(284,035)	—	(138,001)	—	—	267,298
2022	631,785	(60,856)	—	(108,464)	—	—	462,465
2021	534,878	(137,853)	—	(121,457)	—	—	275,568
2020	915,319	161,006	—	151,580	—	—	1,227,905
(c)
The amounts shown reflect the decrease in the actuarial present value for the SERP and the RIP. The SEC rules also require the CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our executives who participate in the SERP and the RIP ceased accruing service credit under those plans when they were frozen on April 14, 2009 and January 11, 2010, respectively. For this reason, there is no longer service cost or prior service cost and no adjustment is required for this element.

Compensation Actually Paid vs. Total Shareholder Return
Required Disclosure of the Relationship Between CAP and Financial Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, our executive compensation program reflects a variable pay-for-performance philosophy. While we consider several performance measures to align executive compensation with our performance, not all of those performance measures indicators are presented in the “Pay Versus Performance” table. The Compensation Committee strives to ensure that our executive compensation program is competitive with that of similarly situated companies and rewards the achievement of short-term and long-term goals that align the interests of our executives and stockholders in seeking to increase stockholder value. Therefore, we do not specifically align our performance measures with CAP, as computed in accordance with Item 402(v) of Regulation S-K.
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the “Pay Versus Performance” table. In addition, the first graph below further illustrates the relationship between our cumulative TSR and the cumulative TSR of the NASDAQ Transportation Index. As noted above, CAP has been calculated in accordance with SEC rules and does not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable years.

Compensation Actually Paid vs. Net Income
Required Disclosure of the Relationship Between CAP and Financial Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, our executive compensation program reflects a variable pay-for-performance philosophy. While we consider several performance measures to align executive compensation with our performance, not all of those performance measures indicators are presented in the “Pay Versus Performance” table. The Compensation Committee strives to ensure that our executive compensation program is competitive with that of similarly situated companies and rewards the achievement of short-term and long-term goals that align the interests of our executives and stockholders in seeking to increase stockholder value. Therefore, we do not specifically align our performance measures with CAP, as computed in accordance with Item 402(v) of Regulation S-K.
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the “Pay Versus Performance” table. In addition, the first graph below further illustrates the relationship between our cumulative TSR and the cumulative TSR of the NASDAQ Transportation Index. As noted above, CAP has been calculated in accordance with SEC rules and does not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable years.

Compensation Actually Paid vs. Company Selected Measure
Required Disclosure of the Relationship Between CAP and Financial Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, our executive compensation program reflects a variable pay-for-performance philosophy. While we consider several performance measures to align executive compensation with our performance, not all of those performance measures indicators are presented in the “Pay Versus Performance” table. The Compensation Committee strives to ensure that our executive compensation program is competitive with that of similarly situated companies and rewards the achievement of short-term and long-term goals that align the interests of our executives and stockholders in seeking to increase stockholder value. Therefore, we do not specifically align our performance measures with CAP, as computed in accordance with Item 402(v) of Regulation S-K.
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the “Pay Versus Performance” table. In addition, the first graph below further illustrates the relationship between our cumulative TSR and the cumulative TSR of the NASDAQ Transportation Index. As noted above, CAP has been calculated in accordance with SEC rules and does not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable years.

Total Shareholder Return Vs Peer Group
Required Disclosure of the Relationship Between CAP and Financial Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, our executive compensation program reflects a variable pay-for-performance philosophy. While we consider several performance measures to align executive compensation with our performance, not all of those performance measures indicators are presented in the “Pay Versus Performance” table. The Compensation Committee strives to ensure that our executive compensation program is competitive with that of similarly situated companies and rewards the achievement of short-term and long-term goals that align the interests of our executives and stockholders in seeking to increase stockholder value. Therefore, we do not specifically align our performance measures with CAP, as computed in accordance with Item 402(v) of Regulation S-K.
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the “Pay Versus Performance” table. In addition, the first graph below further illustrates the relationship between our cumulative TSR and the cumulative TSR of the NASDAQ Transportation Index. As noted above, CAP has been calculated in accordance with SEC rules and does not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable years.

Tabular List, Table
Required Tabular List of Most Important Performance Measures Linking 2023 CAP to Company Performance
As required, we disclose below the most important measures used by the Company to link CAP to our named executive officers (our PEO and Non-PEO NEOs) for 2023 to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 33.
2023 Most Important Measures (Unranked)
•	Adjusted EBITDA	•	Adjusted net income	•	Three-year relative TSR
•	Three-year average return on invested capital	•	Pretax earnings	•	Free cash flow

Total Shareholder Return Amount					$ 75.06	110.74	125.23	133.59
Peer Group Total Shareholder Return Amount					130.87	97.55	120.41	106.29
Net Income (Loss)					$ 60,327,000	$ 198,581,000	$ 231,420,000	$ 32,115,000
Company Selected Measure Amount					561,603,000	640,788,000	541,101,000	496,972,000
PEO Name	Joseph C. Hete	Joseph C. Hete	Richard F. Corrado	Richard F. Corrado		Richard F. Corrado	Richard F. Corrado
Measure:: 1
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Non-GAAP Measure Description
(7)
While we use numerous financial and non-financial performance measures for the purpose of evaluating performance under our compensation programs, we have determined that Adjusted EBITDA is the financial measure that in our assessment, represents for 2023 the most important performance measure used by us to link CAP to our PEOs and Non-PEO NEOs to our performance.

Measure:: 2
Pay vs Performance Disclosure
Name					Adjusted net income
Measure:: 3
Pay vs Performance Disclosure
Name					Three-year relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name					Three-year average return on invested capital
Measure:: 5
Pay vs Performance Disclosure
Name					Pretax earnings
Measure:: 6
Pay vs Performance Disclosure
Name					Free cash flow
Joseph C. Hete [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 1,657,628	$ 0	$ 0	$ 1,929,149
PEO Actually Paid Compensation Amount					1,916,545	0	(94,760)	1,806,261
Richard F. Corrado [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					5,932,568	2,788,885	2,600,153	2,422,524
PEO Actually Paid Compensation Amount					2,844,870	2,359,686	2,250,495	3,749,244
PEO | Joseph C. Hete [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,309,976)	0	0	(1,231,954)
PEO | Joseph C. Hete [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,568,893	0	(94,760)	1,109,066
PEO | Joseph C. Hete [Member] | Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Joseph C. Hete [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,568,893	0	0	0
PEO | Joseph C. Hete [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	172,101
PEO | Joseph C. Hete [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	1,021,684
PEO | Joseph C. Hete [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	(94,760)	472,380
PEO | Joseph C. Hete [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	(557,099)
PEO | Joseph C. Hete [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Richard F. Corrado [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,611,410)	(960,180)	(975,116)	(846,496)
PEO | Richard F. Corrado [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(476,288)	530,981	625,458	2,173,216
PEO | Richard F. Corrado [Member] | Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Richard F. Corrado [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	842,381	1,102,910	1,666,927
PEO | Richard F. Corrado [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(764,135)	(125,485)	(244,364)	300,007
PEO | Richard F. Corrado [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,074,210	0	0	0
PEO | Richard F. Corrado [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(286,585)	(185,915)	(233,088)	206,282
PEO | Richard F. Corrado [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(499,778)	0	0	0
PEO | Richard F. Corrado [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(869,043)	(720,135)	(472,904)	(464,817)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					267,298	462,465	275,568	1,227,905
Non-PEO NEO | Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,710)	(168,029)	(6,276)	0
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					689,333	631,785	534,878	915,319
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(284,035)	(60,856)	(137,853)	161,006
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(138,001)	(108,464)	(121,457)	151,580
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ 0	$ 0	$ 0